400 Howard Street
P.O.Box 7101
San Francisco, CA 94105
Tel +1 415 670 7987 Fax +1 415 6189 5462
Edward.baer@blackrock.com

December 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 14, 2012 to the prospectuses for the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund and iShares MSCI All Country Asia ex Japan Index Fund. The purpose of this filing is to submit the 497 dated December 14, 2012 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.